Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy of Plan's Assets and Fair Value of Investments Measured at Net Asset Value Per Share as Practical Expedient

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$102,786,085	$-	$-	$102,786,085
Common stock of Plan Sponsor	3,224,733	-	-	3,224,733
Total assets in the fair value hierarchy	106,010,818	-	-	106,010,818

Investments measured at net asset value	-	-	-	13,779,113
Total investments, at fair value	$106,010,818	$-	$-	$119,789,931

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$97,002,628	$-	$-	$97,002,628
Common stock of Plan Sponsor	5,203,906	-	-	5,203,906
Total assets in the fair value hierarchy	102,206,534	-	-	102,206,534

Investment measured at net asset value	-	-	-	4,894,309
Total investments, at fair value	$102,206,534	$-	$-	$107,100,843

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

			Redemption
			Frequency (If
December 31,		Unfunded	Currently	Redemption
2025	Fair Value	Commitments	Eligible)	Notice Period
Collective investment trusts	$13,779,113	n/a	Daily	12 months

			Redemption
			Frequency (If
December 31,		Unfunded	Currently	Redemption
2024	Fair Value	Commitments	Eligible)	Notice Period
Collective investment trusts	$4,894,309	n/a	Daily	12 months